Note 17 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale, Realized Gain (Loss)	$ 2,800	$ 0